Contingencies - Additional Information (Detail) (iCarnegie-iSoftStone training center, USD $) In Thousands, unless otherwise specified		0 Months Ended
	Oct. 30, 2013	Apr. 04, 2014 Subsequent Event	Apr. 04, 2014 Subsequent Event License Fees
Contingent Liabilities [Line Items]
Ownership interest	20.00%
Arbitration hearing date		March 31, 2014 through April 4, 2014
Damages sought amount		$ 11,084	$ 5,889
Interest at a contractual rate		18.00%